STOCKHOLDERS' EQUITY - Common Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock activity
Balance at the beginning of the year (in shares)	430,110,140
Balance at the end of the year (in shares)	417,994,343	430,110,140
Issued
Common stock activity
Balance at the beginning of the year (in shares)	430,110,000	458,124,000	511,793,000
Issued (in shares)	1,513,000	1,225,000	2,074,000
Retired (in shares)	(13,629,000)	(29,239,000)	(55,743,000)
Balance at the end of the year (in shares)	417,994,000	430,110,000	458,124,000
Held in Treasury
Common stock activity
Balance at beginning of the year (in shares)	0	0	0
Repurchased (in shares)	13,629,000	29,239,000	55,743,000
Retired (in shares)	(13,629,000)	(29,239,000)	(55,743,000)
Balance at the end of the year (in shares)	0	0	0